Equity (Details)		12 Months Ended
	Apr. 08, 2021 shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Mar. 03, 2022 shares
Shares of the Parent Company
Number of share classes | item		1
Number of votes per share | item		1
Par value per share | € / shares		€ 0
Share capital | €		€ 245,896,461.96	€ 245,896,461.96
Number of shares issued						5,696,261,159
Shares held by Group companies		40,467,555	36,389,799
Shares held by Group companies (as a percent)		0.70%	0.60%
Reconciliation of the number of shares outstanding at the beginning and at the end of the period
Balance as of beginning of the year (in shares)		5,617,496,000	5,605,581,000	5,593,162,000
Settlement of share-based payments (in shares)		17,497,244	11,915,000	12,396,000
Stock options exercised (in shares)				23,000
Balance as of end of the year (in shares)		5,634,993,000	5,617,496,000	5,605,581,000	5,593,162,000
Number of shares authorized for issue	550,000,000
Repurchase of shares authorized (in shares)	550,000,000
Percentage of shares repurchased	10.00%
Dividends proposed (in EUR per share) | € / shares		€ 0.08
Dividends proposed | €		€ 456,000,000
Dividends paid | €			€ 0	€ 0	€ 560,000,000
Dividends paid per share | € / shares					€ 0.10
Target share future buyback | €		€ 600,000,000
Repurchase period		2 years
Tranche one
Reconciliation of the number of shares outstanding at the beginning and at the end of the period
Repurchase of shares authorized (in shares)		275,000,000
Percentage of shares repurchased		5.00%
Target share future buyback | €		€ 300,000,000
Equity holders of the parent
Shares of the Parent Company
Number of shares issued		5,675,461,159	5,653,886,159
Other than Stock Option
Shares of the Parent Company
Shares issued for share-based payment		21,575,000